Account Balances and Transactions with Affiliated Companies Accounted for under Equity Method (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Related Party Transaction [Line Items]
Sales	¥ 0
Equity Method Investments
Related Party Transaction [Line Items]
Accounts receivable, trade	8,271	7,294
Accounts payable, trade	1,030	880
Capital lease obligations	71,345	27,485
Sales	23,647	18,565	79,677
Purchases	1,533	1,725	157,930
Lease payments	¥ 38,919	¥ 25,523	¥ 24,159